Interest received and paid	12 Months Ended
Dec. 31, 2017
Interest received and paid
Interest received and paid

33 Interest received and paid

	Group			Bank
	2017	2016	2015	2017	2016	2015
	£m	£m	£m	£m	£m	£m
Interest received	6,263	6,270	6,313	5,154	5,133	5,084
Interest paid	(798)	(1,137)	(1,520)	(567)	(909)	(1,225)

	5,465	5,133	4,793	4,587	4,224	3,859